Accounts Receivable - Schedule of Accounts Receivable (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 USD ($)
Receivables [Abstract]
Accounts receivable	213,398		$ 52,364	317,000
Allowance for doubtful accounts	(3,091)		(510)	(3,091)
Accounts receivable, net	210,307		51,854	313,909
Movement in allowance for doubtful accounts:
Balance at beginning of the year	16,057	1,431	510	3,091	510
Provisions for the year		15,377
Written back during the year	(12,966)	(751)
Balance at end of the year	3,091	16,057	$ 510	3,091	$ 510